EMPLOYEE BENEFITS - Share options exercised during the year (Details)		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		338,709	243,915.000
Exercised during the year (in usd per share) | $	$ 4.10	$ 15.63	$ 7.64
Weighted average share price (in usd per share) | $		$ 38.77	$ 36.77
Exercise Price, $.95
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		4,600	3,196
Exercised during the year (in usd per share) | $		$ 0.95	$ 0.95
Exercise Price, $.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		0	36,538
Exercised during the year (in usd per share) | $		$ 0.71	$ 0.71
Exercise Price, $1.40
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		800	6,321
Exercised during the year (in usd per share) | $		$ 1.40	$ 1.40
Exercise Price, $2.48
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		1,623	3,295
Exercised during the year (in usd per share) | $		$ 2.48	$ 2.48
Exercise Price, $2.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		0	1,402
Exercised during the year (in usd per share) | $		$ 2.93	$ 2.93
Exercise Price, $3.38
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		22,377	39,142
Exercised during the year (in usd per share) | $		$ 3.38	$ 3.38
Exercise Price, $2.71
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		26,194	60,000
Exercised during the year (in usd per share) | $		$ 2.71	$ 2.71
Exercise Price, $6.77
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		1,651	2,000
Exercised during the year (in usd per share) | $		$ 6.77	$ 6.77
Exercise Price, $7.04
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		3,991	13,191
Exercised during the year (in usd per share) | $		$ 7.04	$ 7.04
Exercise Price, $0.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		2,395	0
Exercised during the year (in usd per share) | $		$ 14.40	$ 0.00
Exercise Price, $10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		149,337	42,645
Exercised during the year (in usd per share) | $		$ 10.00	$ 10.00
Exercise Price, $13.20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		1,918	2,901
Exercised during the year (in usd per share) | $		$ 13.20	$ 13.20
Exercise Price, $28.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		90,787	30,465
Exercised during the year (in usd per share) | $		$ 28.31	$ 28.31
Exercise Price, $29.34
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		9,911	2,819
Exercised during the year (in usd per share) | $		$ 29.34	$ 29.34
Exercise Price, Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		18,750	0
Exercised during the year (in usd per share) | $		$ 29.01	$ 0.00
Exercise Price, Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares		4,375	0
Exercised during the year (in usd per share) | $		$ 32.36	$ 0.00
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		86,931
Restricted Stock Units | Grant Price, $34.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		37,546
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $		$ 34.96
Restricted Stock Units | Grant Price, $37.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		49,385
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in usd per share) | $		$ 37.00